Capital and reserves, Issued share capital (Details)		12 Months Ended
	Jan. 22, 2021 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Feb. 01, 2021
Issued and Fully Paid Share Capital [Abstract]
Conversion of shares		0.05
Number of shares outstanding at beginning of period (in shares)		0	0	0
New shares issued for cash (in shares)	6,414,412	210,961
Exercise of share options (in shares)		952
Number of shares outstanding at end of period (in shares)		212,238	0	0
Growth Shares [Member]
Issued and Fully Paid Share Capital [Abstract]
Number of shares outstanding at beginning of period (in shares)		391	391	391
Repurchased and cancelled (in shares)		(391)	0	0
New shares issued for cash (in shares)		0	0	0
New shares issued for non-cash consideration (in shares)			0
Exercise of share options (in shares)		0	0	0
Number of shares outstanding at end of period (in shares)		0	391	391
Series A Shares [Member]
Issued and Fully Paid Share Capital [Abstract]
Number of shares outstanding at beginning of period (in shares)		0	0	0
Repurchased and cancelled (in shares)		0	0	0
New shares issued for cash (in shares)		0	0	0
New shares issued for non-cash consideration (in shares)			0
Exercise of share options (in shares)		0	0	0
Number of shares outstanding at end of period (in shares)		0	0	0
Series B Shares [Member]
Issued and Fully Paid Share Capital [Abstract]
Number of shares outstanding at beginning of period (in shares)		0	0	0
Repurchased and cancelled (in shares)		0	0	0
New shares issued for cash (in shares)		0	0
Exercise of share options (in shares)		0	0	0
Number of shares outstanding at end of period (in shares)		0	0	0
Series C Shares [Member]
Issued and Fully Paid Share Capital [Abstract]
Number of shares outstanding at beginning of period (in shares)		0	0	0
Repurchased and cancelled (in shares)		0	0	0
New shares issued for cash (in shares)		0	0
Exercise of share options (in shares)		0	0	0
Number of shares outstanding at end of period (in shares)		0	0	0
Ordinary Shares [Member]
Issued and Fully Paid Share Capital [Abstract]
Conversion of shares		1			1
Number of shares outstanding at beginning of period (in shares)		31,782,885	24,185,130	20,849,445
Repurchased and cancelled (in shares)		0	0	0
New shares issued for cash (in shares)		12,003,203	6,540,050	3,297,560
New shares issued for non-cash consideration (in shares)			1,042,560
Exercise of share options (in shares)		76,762	15,145	38,125
Number of shares outstanding at end of period (in shares)		43,862,850	31,782,885	24,185,130
Deferred Shares [Member]
Issued and Fully Paid Share Capital [Abstract]
Conversion of shares		3			3
Number of shares outstanding at beginning of period (in shares)		5,793,501	5,781,500	11,805,500
Repurchased and cancelled (in shares)		0	(2,932,499)	(6,024,000)
New shares issued for cash (in shares)		0	2,944,500	0
New shares issued for non-cash consideration (in shares)			0
Exercise of share options (in shares)		0	0	0
Number of shares outstanding at end of period (in shares)		5,793,501	5,793,501	5,781,500